Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of China SXT Pharmaceuticals, Inc. and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for the years ended March 31, 2026 and 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for the year ended March 31, 2026 and 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).